POST-EMPLOYMENT BENEFITS - Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
POST-EMPLOYMENT BENEFITS
Actuarial gains (-) / losses (+) deriving from changes in financial assumptions	€ 46	€ (24)	€ (302)
Actuarial gains (-) / losses (+) deriving from experience adjustments	(2)	(2)	2
Included in other comprehensive income	44	(26)	(300)
Interest income	36	33	14
Included in the consolidated statements of profit or loss	36	33	14
Total included in the consolidated statements of profit or loss and other comprehensive income (loss)	€ 80	€ 7	€ (286)